Shareholders' equity - Bonus share award plans (Details)															12 Months Ended
	Dec. 13, 2024 EUR (€) shares	May 25, 2024 shares	Mar. 25, 2024 EquityInstruments shares	Dec. 15, 2023 EUR (€) shares € / shares	May 25, 2023 EUR (€)	May 25, 2023 EUR (€) shares	May 25, 2023 EUR (€) EquityInstruments	May 25, 2023 EUR (€)	May 25, 2023 EUR (€) € / shares	Dec. 28, 2022 € / shares	Dec. 08, 2022 shares € / shares	Dec. 16, 2021 € / shares	Dec. 08, 2021 EUR (€) Y shares € / shares	Apr. 16, 2021 EUR (€) shares Y € / shares	Dec. 31, 2024 EUR (€) plan	Dec. 31, 2024 shares plan	Dec. 31, 2024 EquityInstruments plan	Dec. 31, 2024 plan	Dec. 31, 2023 EUR (€) shares EquityInstruments	Dec. 31, 2022 EUR (€) shares
Notes to the interim condensed consolidated statement of financial position
Capital increase | €															€ 3,580,000				€ 3,969,000	€ 2,218,000
Bonus share award plans
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited																111,801			76,786	153,400
Issued																300,000			1,060,000	373,000
Number of shares acquired																1,074,013			363,000
AGA 2021-1
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited																			43,201	107,200
Number of bonus shares lapsed																1,433
Issued														466,000
Vesting period														3 years
Number of shares per AGA														1
Expected volatility														64.00%
Average life (years) | Y														3
Risk-free rate														0.60%
Stock price reference | € / shares												€ 11.3		€ 11.3
Number of shares acquired																296,166
Number of other equity instruments expired in share-based payment arrangement																1,433
AGA 2021-1 | Minimum
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €														€ 9.8
AGA 2021-1 | Maximum
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €														€ 11.3
AGA 2021-bis
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited																			11,585	46,200
Number of bonus shares lapsed																		35,368
Issued													123,000
Vesting period													3 years
Number of shares per AGA													1
Expected volatility													64.00%
Average life (years) | Y													2.3
Risk-free rate													0.60%
Stock price reference | € / shares													€ 12.2
Number of shares acquired																65,215		65,215
Number of other equity instruments expired in share-based payment arrangement																		35,368
AGA 2021-bis | Minimum
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €													€ 11.4
AGA 2021-bis | Maximum
Notes to the interim condensed consolidated statement of financial position
Fair value per instrument at grant date | €													€ 12.2
AGA 2022
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited																			10,000
Issued											373,000									373,000
Stock price reference | € / shares										€ 4.18	€ 4.18
Number of shares acquired																			363,000
AGA 2023-1
Notes to the interim condensed consolidated statement of financial position
Number of bonus share award plans | plan															1	1	1	1
Number of bonus shares forfeited																75,000
Issued						300,000										300,000			300,000
Vesting period					4 years
Holding period (year)					4 years
Number of shares per AGA						1
Fair value per instrument at grant date | €					€ 2.6	€ 2.6	€ 2.6	€ 2.6	€ 2.6
Stock price reference | € / shares									€ 2.6
AGA 2023-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued			300,000													300,000
AGA 2023-1 | Pierre Broqua
Notes to the interim condensed consolidated statement of financial position
Issued						300,000
AGA Plan 2023-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Issued		300,000
AGA 2023-2
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited																			12,000
Issued				760,000															760,000
Vesting period				1 year
Holding period (year)				1 year
Number of shares per AGA				1
Fair value per instrument at grant date | €				€ 3.9
Stock price reference | € / shares				€ 3.9
Number of shares acquired																712,632		712,632
AGA 2024-1
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Vesting period	3 years
Holding period (year)	1 year
Number of shares per AGA	1
Fair value per instrument at grant date | €	€ 23
AGA 2024-1 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Number of instruments granted in share-based payment arrangement								800,000
AGA 2024-2
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
Vesting period	3 years
Holding period (year)	1 year
Number of shares per AGA	1
Fair value per instrument at grant date | €	€ 23
AGA 2024-2 | Pierre Broqua
Notes to the interim condensed consolidated statement of financial position
Issued	800,000
AGA 2024-3
Notes to the interim condensed consolidated statement of financial position
Issued	1,577,000
Vesting period	3 years
Holding period (year)	1 year
Number of shares per AGA	1
Fair value per instrument at grant date | €	€ 23
AGA 2024-4
Notes to the interim condensed consolidated statement of financial position
Issued	113,000
Vesting period	3 years
Holding period (year)	1 year
Number of shares per AGA	1
Fair value per instrument at grant date | €	€ 23
PAGUP 2023
Notes to the interim condensed consolidated statement of financial position
Issued | EquityInstruments							300,000												300,000
Vesting period					4 years
Number of shares per AGA						1
Fair value per instrument at grant date | €					€ 2.6	€ 2.6	€ 2.6	€ 2.6	€ 2.6
PAGUP 2023 | Frederic Cren
Notes to the interim condensed consolidated statement of financial position
Number of bonus shares forfeited				300,000
Number of bonus shares lapsed			300,000														300,000
Issued						300,000	300,000
Number of other equity instruments expired in share-based payment arrangement			300,000														300,000